DECONSOLIDATION OF CEIBS PUBLISHING GROUP (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 15, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2023 CNY (¥)
DECONSOLIDATION OF CEIBS PUBLISHING GROUP
Cash and cash equivalents		¥ 417,920	¥ 114,998	$ 16,444	¥ 320,489
Accounts receivable, net		19,386	18,988	2,715
Prepaid expenses and other current assets		35,791	21,750	3,110
Property, equipment and software, net		15,175	10,352	1,480
Intangible assets, net		7,069	3,383	484
Goodwill		163,837	163,837	23,428
Operating lease right-of-use assets, net		25,655	21,550	3,082
Other non-current assets		20,349	24,627	3,522
Accounts payable		(7,389)	(9,976)	(1,427)
Deferred revenue, current		(125,428)	(96,760)	(13,836)
Other payable and accrued liabilities		(72,028)	(88,961)	(12,721)
Operating lease liabilities, current		(8,966)	(9,945)	(1,422)
Operating lease liabilities, non-current		(17,458)	(12,987)	(1,857)
Deferred revenue, non-current		(57,710)	¥ (49,530)	$ (7,083)
Gain on deconsolidation of CEIBS Publishing Group	¥ (78,760)	¥ (78,760)
CEIBS PG
DECONSOLIDATION OF CEIBS PUBLISHING GROUP
Fair value of 39% CEIBS Publishing Group after deconsolidation	¥ 4,976
Retained Interest, percentage	39.00%		39.00%	39.00%
CEIBS PG
DECONSOLIDATION OF CEIBS PUBLISHING GROUP
Cash and cash equivalents	¥ 30,767
Accounts receivable, net	10,928
Prepaid expenses and other current assets	383
Property, equipment and software, net	2,170
Intangible assets, net	70
Goodwill	276
Operating lease right-of-use assets, net	6,005
Other non-current assets	1,806
Accounts payable	(7,755)
Deferred revenue, current	(53,437)
Other payable and accrued liabilities	(11,780)
Operating lease liabilities, current	(4,022)
Operating lease liabilities, non-current	(2,117)
Deferred revenue, non-current	(12,491)
Non-controlling interests	(34,587)
Carrying net liabilities of CEIBS Publishing Group at deconsolidation	(73,784)
Gain on deconsolidation of CEIBS Publishing Group	(78,760)
CEIBS PG | CEIBS PG
DECONSOLIDATION OF CEIBS PUBLISHING GROUP
Fair value of 39% CEIBS Publishing Group after deconsolidation	¥ 4,976